Selected Statements of Operations Data (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Schedule of revenues from sales to unaffiliated customers
Revenues	$ 21,542	$ 16,957
North America [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	12,691	8,933
Europe [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	164	431
Asia (excluding Philippines) [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	845	140
Philippines [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	5,566	3,839
South America (excluding Brazil) [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	198	607
Brazil [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	1,757	719
Other (including Israel) [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	$ 321	$ 2,288